CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Jun. 30, 2021
Disclosure of changes in accounting estimates [abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

3. CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgements are evaluated and based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.

Share-based payments transactions

The Company measures the cost of equity-settled transactions with employees and service providers by reference to the value of the equity instruments at the date on which they are granted. Management has determined the fair value by engaging an independent valuer for more complex equity instruments, such as warrants and performance rights, by using Black-Scholes, Monte-Carlo Simulation and Binomial model, and utilised internal resources to perform fair value by straight forward equity instruments by using Black-Scholes model.

Coronavirus (COVID-19) pandemic

Judgement has been exercised in considering the impacts that the Coronavirus (COVID-19) pandemic has had, or may have, on the Company based on known information. This consideration extends to the nature of the products and services offered, customers, supply chain, staffing and geographic regions in which the Company operates. Other than as addressed in specific notes, there does not currently appear to be either any significant impact upon the financial statements or any significant uncertainties with respect to events or conditions which may impact the Company unfavourably as at the reporting date or subsequently as a result of the Coronavirus (COVID-19) pandemic.

Lease liabilities

The application of IFRS 16 requires the Company to make judgments and estimates that affect the measurement of right-of-use assets and lease liabilities. In determining the lease term, we must consider all facts and circumstances that create an economic incentive to exercise renewal options (or not exercise renewal options). Assessing whether a contract includes a lease also requires judgement. Estimates are required to determine the appropriate discount rate used to measure lease liabilities.